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TYPE						13F-HR
PERIOD					12/31/06
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2006
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[  ] is a restatement.
						[ x] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	President and CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 23, 2007

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		825188
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    17774 497175.00SH       SOLE                497175.00
Adobe Systems Inc              COM              00724F101    25408 617893.00SH       SOLE                617893.00
Agilent Technologies Inc       COM              00846U101     3525 101150.00SH       SOLE                101150.00
Air Products & Chemicals Inc   COM              009158106    23981 341225.00SH       SOLE                341225.00
American International Group   COM              026874107     2995 41800.00 SH       SOLE                 41800.00
Bank of America Corp           COM              060505104    25307 473997.00SH       SOLE                473997.00
Bard (C.R.) Inc                COM              067383109    29077 350451.00SH       SOLE                350451.00
Best Buy Company Inc.          COM              086516101    19441 395225.00SH       SOLE                395225.00
CVS Corp                       COM              126650100    17362 561700.00SH       SOLE                561700.00
Celgene Corporation            COM              151020104    20980 364675.00SH       SOLE                364675.00
ChevronTexaco Corp             COM              166764100     1434 19500.00 SH       SOLE                 19500.00
Cisco Systems Inc              COM              17275R102    25669 939225.00SH       SOLE                939225.00
Clorox Company                 COM              189054109    25228 393265.00SH       SOLE                393265.00
Coach Inc                      COM              189754104     3506 81600.00 SH       SOLE                 81600.00
Corning Inc                    COM              219350105     2676 143050.00SH       SOLE                143050.00
Duke Energy Corp               COM              26441C105    21431 645303.00SH       SOLE                645303.00
Emerson Electric Co            COM              291011104    29043 658726.00SH       SOLE                658726.00
Exxon Mobil Corporation        COM              30231G102    18265 238350.00SH       SOLE                238350.00
Fedex Corp                     COM              31428x106     3145 28950.00 SH       SOLE                 28950.00
Genentech Inc.                 COM              368710406     1720 21200.00 SH       SOLE                 21200.00
General Mills                  COM              370334104    21237 368700.00SH       SOLE                368700.00
Genzyme Corp - Genl Division   COM              372917104     1986 32250.00 SH       SOLE                 32250.00
Gilead Sciences Inc            COM              375558103     3370 51900.00 SH       SOLE                 51900.00
Google Inc - Class A           COM              38259P508    24290 52750.00 SH       SOLE                 52750.00
Harrah's Entertainment Inc.    COM              413619107     2089 25250.00 SH       SOLE                 25250.00
Hartford Financial Services    COM              416515104    22780 244133.00SH       SOLE                244133.00
Hewlett Packard Co             COM              428236103    25234 612625.00SH       SOLE                612625.00
ITT Corp                       COM              450911102    27781 488925.00SH       SOLE                488925.00
J.P. Morgan Chase & Company    COM              46625H100    24513 507525.00SH       SOLE                507525.00
Lehman Brothers Holdings Inc   COM              524908100     3176 40650.00 SH       SOLE                 40650.00
Lincoln National Corp          COM              534187109    22761 342790.00SH       SOLE                342790.00
Marathon Oil Corp.             COM              565849106    17156 185472.00SH       SOLE                185472.00
Microchip Technology Inc       COM              595017104    20629 630867.00SH       SOLE                630867.00
News Corporation - CL A        COM              65248E104    24174 1125400.00SH      SOLE               1125400.00
Pepsico Inc                    COM              713448108    23692 378775.00SH       SOLE                378775.00
Pfizer Inc                     COM              717081103    19439 750525.00SH       SOLE                750525.00
Procter & Gamble               COM              742718109    25733 400395.00SH       SOLE                400395.00
Qualcomm Inc.                  COM              747525103    18812 497816.00SH       SOLE                497816.00
Raytheon Company               COM              755111507    22572 427500.00SH       SOLE                427500.00
Rockwell Automation Inc        COM              773903109      657 10750.00 SH       SOLE                 10750.00
Roper Industries Inc           COM              776696106    17810 354500.00SH       SOLE                354500.00
St Jude Medical Inc            COM              790849103     1294 35400.00 SH       SOLE                 35400.00
Starbucks Corp                 COM              855244109    22465 634250.00SH       SOLE                634250.00
T Rowe Price Group Inc         COM              74144T108    24984 570799.00SH       SOLE                570799.00
Transocean                     COM              G90078109    18144 224300.00SH       SOLE                224300.00
U S Bancorp                    COM              902973304    23030 636357.00SH       SOLE                636357.00
Valero Energy Corp             COM              91913Y100     2287 44700.00 SH       SOLE                 44700.00
Vulcan Materials Co            COM              929160109     4745 52800.00 SH       SOLE                 52800.00
Walgreen Co                    COM              931422109     1597 34800.00 SH       SOLE                 34800.00
Williams Cos Inc               COM              969457100     2556 97850.00 SH       SOLE                 97850.00
Wyeth                          COM              983024100    23836 468107.00SH       SOLE                468107.00
XTO Energy Inc                 COM              98385X106    12393 263400.00SH       SOLE                263400.00
REPORT SUMMARY			52 DATA RECORDS		     825188	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED